Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis for consolidation
3.1.	Basis for consolidation

The consolidated financial statements consist of the financial statements of Azul S.A. and its subsidiaries as at December 31, 2018. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee, and

•	The ability to use its power over the investee to affect its returns.

The Company re-assesses whether or not it controls an investee when facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when assets, liabilities, income and expenses of a subsidiary acquired during the year are included in the statement of comprehensive loss from the date the Company gains control, and ceases on the date the Company loses control of the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to align their accounting policies with those of the Company. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

Cash and cash equivalents
3.2.	Cash and cash equivalents

Cash and cash equivalents are held in order to meet short-term cash commitments and not for investment or other purposes. The Company considers as cash equivalents deposits or instruments with original maturities of less than three months, which are readily convertible into a known cash amount and are subject to an insignificant risk of change in value.

Financial instruments
3.3	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

3.3.1.	Non-derivative financial assets—initial recognition and subsequent measurement

Initial recognition

Non-derivative financial assets, other than trade receivables, are measured at initial recognition at their fair value plus (in the case of a financial asset not at fair value through profit or loss) transaction costs that are directly attributable to the acquisition of the financial asset.

Trade receivables that do not contain a significant financing component are measured at initial recognition at the transaction price.

Classification of financial instruments

Under IFRS 9 classification and measurement of financial instruments is based on the Company’s business model to manage financial assets and on the contractual cash flow characteristics of the financial assets.

Financial assets are classified in three categories:

(i)	measured at amortized cost,

(ii)	measured at fair value through other comprehensive income, and

(iii)	measured at fair value through profit or loss

For a financial asset to be classified and measured at amortized cost or at fair value through other comprehensive income, it need to give rise to cash flows that are “solely payments of principal and interest payments” (also referred to as the “SPPI” test) on the principal amount outstanding. This assessment is performed at instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether the cash flows will result from the collection of contractual cash flows, the sale of financial assets or both.

Purchases or sales of financial assets that require the delivery of assets within a period established by regulation or convention in the market (regular way trades) are recognized on the trade date, that is, the date on which the Company commits to buy or sell the asset.

Business model assessment

The business model assessment requires classification of the asset in one of the business models defined by IFRS 9. The business models reflect how the Company manages the financial asset in order to generate cash flows on the basis of scenarios that the Company reasonably expects to occur. In order to perform the business model assessment the Company has grouped financial assets in portfolios of assets that are managed together.

Management Objective	Measurement
Collect contractual payments over the life of the instrument	Amortized cost

Collecting contractual cash flows and selling financial assets	Fair value through other comprehensive income

Held for trading or measured in a fair value basis	Fair value through profit or loss

Contractual cash flow characteristics assessment

The contractual cash flow characteristic assessment requires to determine whether the contractual cash flows of the assets consists solely of payment of principal or interest on the principal amount outstanding “SPPI”. When the asset cash flows is SPPI it will be subsequently measured following the result of the business model assessment. However when the asset cash flows is not SPPI it will be measured at fair value through profit or loss irrespective of the result of the business model assessment.

Subsequent measurement of the financial assets of the Company

The criteria for subsequent measurement of the financial assets of the Company is presented below:

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At amortized cost – Financial assets at amortised cost are subsequently measured using the effective interest rate method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

Financial assets at amortised cost includes: Restricted investments, Trade and other receivables other than credit card receivables, receivables from related parties, security deposits and maintenance reserves;

At fair value through other comprehensive income – For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the statement of profit or loss and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

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At fair value through profit of loss—Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognised in the statement of profit or loss.

Financial assets at fair value through profit or loss include:Financial instruments, short-term investments and the TAP Convertible Bonds presented under long-term investments

3.3.2.	Non-derivative financial liabilities—initial recognition and subsequent measurement

Initial recognition

Financial liabilities are initially classified as financial liabilities at fair value through profit or loss, financial liabilities at amortized cost, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

Non-derivative financial liabilities are measured at initial recognition at its fair value less transaction costs that are directly attributable to the acquisition of the financial asset.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognised in the statement of profit or loss. Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Company has not designated any financial liability as at fair value through profit or loss.

Loans and borrowings

This is the category most relevant to the Company. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of profit or loss.

All non-derivative financial liabilities of the Company at the reporting date are measured at amortized cost and consists of loans and financings and accounts payable, except for those designated as hedge item in a fair value hedge (Note 21).

3.3.3.	Financial instruments and hedge accounting– Initial recognition and subsequent measurement

Initial recognition and subsequent measurement

The Company uses financial instruments, such as currency forward contracts options and NDF to hedge itself against currency risk, heating oil Swaps to hedge the fuel price risk and interest rate swaps to hedge against the interest risk. Financial instruments not designated as hedge instruments are recognized initially at fair value on the date when the derivative contract is entered into and are subsequently remeasured at fair value. The accounting for subsequent changes in fair value to derivatives that are hedge instruments in a hedge accounting depends of the nature of the item being hedged and the type of hedge relationship designated. Derivatives are presented as financial assets when the instrument’s fair value is positive and as financial liabilities when fair value is negative.

Changes in the fair value of derivatives not designated to hedge accounting during the year are recorded directly in profit or loss. The accounting treatments for derivatives designated as hedge instruments are presented below.

Hedge accounting

The following classifications are used for hedge accounting purposes:

•	Fair value hedge when hedging against exposure to changes in fair value of recognized assets or liabilities, or an unrecognized firm commitment.

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Cash flow hedge when providing protection against changes in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction which may affect the income or foreign currency risk in an unrecognized firm commitment.

On inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting, as well as the Company’s objective and risk management strategy for undertaking the hedge. The documentation includes identification of the hedge instrument and item or transaction being hedged, the nature of the risk being hedged and risks excluded, and effectiveness assessment approach using prospect basis proving the existence of economic relationship between the hedged item and hedge instrument, that credit risk does not dominate the value changes that results from that economic relationship and how the hedge ratio is determined, including possible sources of ineffectiveness by performing a qualitative (when the critical terms of hedged item and hedge instrument match or are closely aligned—as nominal amount, maturity and underlying) or quantitative.

Hedges that meet the criteria for hedge accounting are accounted for as follows:

Fair value hedge

The gain or loss resulting from changes in fair value of a hedge instrument (for derivative hedge instrument) or the foreign exchange component of its carrying amount measured in accordance with IAS 21 (for non-derivative hedge instrument) is recognized in profit or loss, if the hedging instruments hedges an equity instrument for which the Company has elected to present changes in fair value in other comprehensive income. The gain or loss on the hedged item shall adjust the carrying amount of the hedged item (for on-balance item) and be recognized in profit of loss.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in profit or loss.

When an unrecognized firm sales commitment is designated as a hedged item in a hedge relationship, the subsequent cumulative change in fair value of the firm sales commitment attributable to the hedge risk is recognized as a financial asset or as a financial liability, with the recognition of a corresponding gain or loss in the statements of net income. The accumulated balance in the statement of financial position resulting from successive changes in fair value of the firm sales commitment attributable to the hedged risk will be transferred to the balance of the hedged item upon its recognition (recognition of balance is either of accounts payable or accounts receivable).

The Company holds interest rate swaps to hedge against its exposure to changes in fair value of some of its aircraft financing (Note 21).

Cash flow hedge

The effective portion of a gain or loss from the hedging instrument is recognized directly in other comprehensive income, while any ineffective portion is recognized immediately in the statement of net income. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in the fair value of the hedged item.

Any gain or loss remaining from the hedge instrument (as result of the rebalancing) is an ineffectiveness and shall be recorded in profit or loss.

The amounts recorded in other comprehensive loss are transferred to the statement of net income in tandem with the hedged transaction impact on profit or loss. For example, when a forecasted sale occurs or when the income or expense being hedged is recognized. When the hedged item is the cost of a non-financial asset or non-financial liability, the amounts recorded as other comprehensive loss are transferred to initial carrying amount of the non-financial assets or liability.

The Company shall discontinue hedge accounting prospectively only when the hedging relationship ceases to meet the qualifying criteria (after taking into account any rebalancing of the hedging relationship).

If the occurrence of the forecast transaction or firm commitment is no longer likely, the amounts previously recognized in other comprehensive loss are reclassified to the statement of net income. If the hedge instrument expires or is sold, terminated, exercised without replacement or rollover, or if its designation as a hedge is revoked, any cumulative gain or loss previously recognized in comprehensive loss remains deferred in other comprehensive loss until the forecast transaction or firm commitment affects profit or loss.

The Company uses swap contracts to hedge against its exposure to the risk of changes in floating rates related to its finance lease transactions and currency option to hedge the notional amount of debt denominated in foreign currency.

Current and non-current classification

Derivative instruments that are not classified as effective hedge instruments are classified as current, non-current or segregated into current or non-current portions based on the underlying contractual cash flows.

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When the Company expects to maintain a derivative as an economic hedge (and do not apply hedge accounting) for a period exceeding 12 months after the statement of financial position date, the derivative is classified as non-current (or segregated into current and non-current portions), consistent with the classification of the underlying item.

•	Embedded derivatives that are not closely related to the host contract are classified in a manner consistent with the cash flows of the host contract.

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Derivative instruments that are designated as and are effective hedge instruments are classified consistently with the classification of the underlying hedged item. The derivative instrument is segregated into current and non-current portion only if a reliable allocation can be made.

3.3.4.	Derecognition of financial assets and financial liabilities

Financial assets

Financial assets, or where appropriate, part of a financial asset or part of a group of similar financial assets, are derecognized when:

•	The rights to receive cash flows from the assets have expired; or

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The Company has transferred their rights to receive cash flows of the assets and (a) the Company has substantially transferred all the risks and benefits of the assets, or (b) the Company has not transferred or retained substantially all the risks and benefits related to the assets, but has transferred control of the assets.

When the Company has transferred their rights to receive cash flows from assets and has not transferred all the risks and rewards relating to an asset, that asset is recognized to the extent of the continuing involvement of the Company. In this situation, the Company also recognizes an associated liability.

The transferred assets and associated liabilities are measured based on the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee on the assets transferred is measured by the original book value of the assets or the maximum payment that may be required from the Company, whichever is lower.

Financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires.

When an existing financial liability is replaced by another from the same lender with substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability, with the difference in the corresponding book values recognized in the net income (loss).

3.3.5.	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liability simultaneously.

3.3.6.	Impairment of financial assets

The Company recognizes an allowance for losses on financial assets for expected credit losses in line of IFRS 9 requirements.

Trade receivables and contract assets

The Company uses the simplified approach allowed by IFRS 9 to estimate the allowance for expected credit losses on trade receivables.

Under the simplified approach the Company estimates expected credit losses over the life of the receivables at the reporting date (which in all cases have a contractual life shorter than 12 months) since they result from transactions with customers and do not have a significant financing component.

In estimating expected credit losses the Company considers credit card receivables as receivables with a low risk of default. Considering that it has a relevant history of no credit risk losses on such receivables and that it does not expect losses during the lifetime of those receivables no allowance has been recognized for those assets.

In order to estimate expected credit losses for other trade receivables and contract assets the Company aggregates such assets in portfolios of receivables which share credit risk characteristics. The Company currently use portfolios to estimate credit losses. For each portfolio the Company measures the historic rate of losses (net of recoveries) on defaulted receivables over a relevant historic period considering that, generally, a receivable has defaulted when is more than 90 days overdue. Such historical default rate for the portfolio is subsequently adjusted to incorporate an estimate of the impact of future economic conditions on past historic rates.

The estimate of the impact of future economic conditions is based on the observed correlation of defaults with macroeconomic indicators. The Company periodically reviews the historic period over which defaults are measured and, the relevant macroeconomic indicator to use and how the correlate with the experience of defaults.

Other financial assets

For other financial assets the Company assesses individually for each counterparty whether there has been a significant increase in the credit risk of the asset since initial recognition or not. Such determination is based on information already available to the Company. If and when credit risk ratings of the counterparty are publicly available such information is also taken into consideration.

For financial assets with no significant increase in credit risk an estimate is made of expected credit losses that result from default events on a financial instrument that are possible within the 12 months after the reporting date while for those assets with a significant increase in credit risk the estimate is made of losses that result from default events that are possible over the lifetime of the asset.

An allowance for loss is recognized when the Company estimates that the risk of credit losses during the period. In measuring the allowance the Company considers at least three scenarios (standard, optimistic and pessimistic) and for each an estimate of cash inflows (including cash inflows from collateral) is made. The resulting estimated cash flows for each scenario is discounted to present value to the reporting date and are probability-weighted based on a judgmental determination of the probability of each scenario.

3.3.7.	Fair value of financial instruments

The fair value of financial instruments actively traded in organized financial markets is determined based on prices quoted in the market at close of business at the statement of financial position date, not including the deduction of transaction costs.

The fair value of financial instruments for which there is no active market is determined using valuation techniques. These techniques can include use of recent market transactions, references to the current fair value of other similar instruments, analysis of discounted cash flows, or other valuation models.

An analysis of the fair value of derivative financial instruments and more details about how they are calculated is described in Note 21.

Inventories
3.4.	Inventories

Inventories consist of aircraft maintenance parts, snack supplies and uniforms. Inventories are valued at cost or net realizable value, whichever is lower, net of any provision for inventory.

Taxes
3.5.	Taxes

Income tax expense, deferred tax assets and liabilities reflect management’s best assessment of estimated current and future taxes to be paid. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized and the tax rates used, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. In Brazil, income tax is determined on each legal entity, that is, not on a consolidated basis.

Provisions for current income tax and social contribution are based on the taxable income of the year considering the offset of tax loss carryforwards, up to the limit of 30% of annual taxable income. Tax rates and tax laws used to calculate the amounts are those in force at the statement of financial position dates. The income from foreign subsidiaries is subject to taxation pursuant to local tax rates and legislation. In Brazil, these incomes are taxed according to Law 12.973/14.

Deferred income taxes and social contribution are calculated using the liability method from temporary differences between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date which will result in taxable or deductible amounts in the future.

Deferred income tax assets and liabilities are measured at tax rates that are expected to be applicable in the year that the assets will be realized or the liability settled, based on tax rates (and tax law) enacted or substantially enacted on each statement of financial position date.

The book value of the deferred tax assets is presented net if there is a legal or contractual right to offset tax assets against tax liabilities and deferred taxes are related to the same taxable entity and is reviewed on each reporting date and written off to the extent that it is no longer probable that taxable profits will be available to allow that all or part of the deferred taxes assets will be used.

Unrecognized deferred tax assets are reassessed on each reporting date and are recognized to the extent that it becomes probable that future taxable profit will allow that the deferred tax assets be recovered.

Deferred income tax and social contribution relating to equity items are recognized either in other comprehensive income or directly in equity. The Company assesses on a regular basis the tax status of situations in which tax law requires interpretation and records provisions if appropriate.

Foreign currency transactions
3.6.	Foreign currency transactions

The consolidated financial statements are presented in Brazilian reais (R$), which is the Company’s functional currency.

Transactions in foreign currencies are initially translated into Brazilian reais using the exchange rates prevailing at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rates prevailing at the statement of financial position date.

Non-monetary items denominated in foreign currency at historical cost basis are translated into the functional currency using the exchange rates on the dates of original transactions. Non-monetary items denominated in foreign currency measured at fair value are translated using the exchange rates prevailing on the date of determination of fair value.

Property and equipment
3.7.	Property and equipment

Assets included in property and equipment are stated at acquisition or construction cost including interest and other financial charges, net of accumulated depreciation and accumulated impairment losses, if any. Pre-payments for aircraft under construction, including interest and finance charges incurred during the manufacturing period of the aircraft and leasehold improvements, are also recorded in property and equipment.

The Company receives credits from manufacturers on acquisition of certain aircraft and engines that may be used for the payment of maintenance services. These credits are recorded as a reduction of the cost of acquisition of the related aircraft and engines and against other accounts receivable.

These amounts are then charged to expense or recorded as an asset, when the credits are used to purchase additional goods or services. In the case of operating leases, these credits are deferred and recorded as a reduction of operating lease expenses on a straight line basis during the term of the respective agreement.

Owned aircraft are recorded at cost of acquisition and are subject to impairment testing, if there are impairment indicators. Aircraft equipment, rotables and tools, including reparable spare parts with useful lives that exceed one year, are recorded as property, plant and equipment at cost of acquisition.

Aircraft lease agreements are accounted for as either operating or finance leases (note 3.11).

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful lives
Aircraft	12 years
Furniture and fixtures	5 years
Aircraft equipment	12 years
Computer equipment and peripherals	5 years
Tools	5 years
Heavy maintenance – engines	5 to 6 years
Heavy maintenance – structural checks	2 to 10 years
Engines	12 years
Leasehold improvements	10 years
Simulators	20 years
Vehicles	5 years

The residual value and useful life of assets and the depreciation methods are reviewed at the end of each year and adjusted prospectively, if necessary.

The Company considers that its aircraft have four major components; airframe, engines, heavy maintenance and structural checks. For owned aircraft, the Company allocates a maintenance cost component to engines and structural checks as a portion of the total aircraft cost at the moment of acquisition. This component is depreciated over its useful life, which is the period extending up to the next heavy maintenance or structural check or the remaining useful life of the engines, whichever is shorter. The Company has maintenance contracts for its engines that cover all significant maintenance activities. The Company has “power-by-the-hour” type contracts, such agreements estipulate a rate for maintenance per hour flown, which are paid in accordance with the total hours flown when maintenance occurs.

Repairs and routine maintenance are expensed in the period in which they are incurred. Significant maintenance costs are capitalized when it is likely that they will result in future economic benefits that exceed the originally assessed performance target for existing assets of the Company. Capitalized maintenance cost is depreciated over the period of time from when they were capitalized through the next scheduled significant maintenance event. Heavy maintenance on aircraft held under operating lease is expensed at the time of the event, and it is recorded in the “maintenance material and repair” line items.

Depreciation expense of major capitalized maintenance expenses is recorded in “Depreciation and amortization” in the consolidated statement of net income.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in “Other operating expenses, net”.

Business Combinations
3.8.	Business Combinations

The Company accounts for business combinations using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, based on its fair value on the acquisition date. Costs directly attributable to the acquisition are expensed as incurred. The assets acquired and liabilities assumed are measured at fair value, classified and allocated according to the contractual terms, economic circumstances and relevant conditions on the acquisition date. Goodwill is measured as the excess of the consideration transferred over the fair value of net assets acquired. If the consideration transferred is smaller than the fair value of net assets acquired, the difference is recognized as a gain on bargain purchase in the statement of net income. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. During the years ended December 31, 2018, 2017 and 2016 the Company has not completed any business combination transactions.

Intangible assets
3.9.	Intangible assets

Intangible assets acquired separately are measured at cost on initial recognition. The cost of intangible assets acquired in business combinations is their fair value at the date of acquisition. After initial recognition, intangible assets are stated at cost, less any accumulated amortization and accumulated impairment losses.

The useful life of intangible assets is assessed as definite or indefinite.

Intangible assets with definite useful lives are amortized over their estimated useful lives and tested for impairment, whenever there is an indication of any loss in the economic value of the assets. The amortization period and method of amortization for intangible assets with definite lives are reviewed at least at the end of each fiscal year or when there are indicators of impairment. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization of intangible assets with definite lives is recognized in the statements of net income in the expense category consistent with the use of intangible assets (Note 15).

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment at each year-end or whenever there is an indicator that their carrying amount cannot be recovered. The assessment is reviewed annually to determine whether the indefinite useful life continues to be supportable. If not, the change in useful life from the indefinite to definite is made on a prospective basis.

Gains and losses resulting from the disposal of intangible assets are measured as the difference between the net disposal proceeds and the book value of assets, and are recognized in the statements of net income.

In connection with the acquisition of TudoAzul (former TRIP), the Company identified airport operating licenses as having indefinite useful lives. The fair value of Pampulha, Santos Dumont and Fernando de Noronha airports operating licenses were recognized at fair value at the acquisition date. Fair value of these operating licenses was based on estimated discounted future cash flows. Operating licenses are considered to have indefinite useful lives due to several factors, including requirements for necessary permits to operate within Brazil and limited landing rights availability in Brazil’s most important airports regarding traffic volume.

Impairment of non-financial assets
3.10.	Impairment of non-financial assets

The Company performs an annual review for impairment indicators in order to assess events or changes in economic, technological, or operating conditions which may indicate that an asset is not recoverable. If any, those indicators are identified when performing the annual impairment testing and the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash generating unit’s (CGU) fair value less cost to sell or its value in use. When the carrying amount of intangibles exceed its recoverable amount, an impairment charge is recorded and the asset is written down to its recoverable amount.

The Company operates as a single CGU.

In estimating the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The fair value less cost to sell is determined, whenever possible, based on a firm sales agreement carried out on an arm’s length basis between known and interested parties, adjusted for expenses attributable to asset sales, or when there is no firm sale commitment, based on the market price of an active market or most recent transaction price of similar assets.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

The following assets have specific characteristics for impairment testing:

Goodwill

Goodwill is tested for impairment annually at December 31 or when circumstances indicate that the carrying value may not be recoverable.

Impairment is determined for goodwill by assessing the recoverable amount of the single CGU taking the Company as a whole. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets

Intangible assets with indefinite useful lives are tested for impairment annually at December 31 at the CGU level, and when circumstances indicate that the carrying value may be impaired.

Leases
3.11.	Leases

A lease is classified at the inception date based on the substance of the arrangement as a finance lease or an operating lease. The arrangement is, or contains, a lease if fulfillment of the arrangement is dependent on the use of a specific asset (or assets) and the arrangement conveys a right to use the asset (or assets), even if that asset is (or assets are) not explicityly specified in an arrangement. The leases of property and equipment in which the Company substantially hold the risks and rewards incidental to ownership are classified as finance leases. Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance expenses in the statement of net income.

The present value of the minimum lease payments, is calculated using the implicit interest rate when it is clearly identified in the lease agreement or the market interest rate.

The leased assets are depreciated over the shorter of the remaining economic useful life of the leased assets or the contractual term, whenever there is no reasonable certainty that the Company will obtain ownership of the property at the end of the contractual term.

An operating lease is a lease other than a finance lease. Operating lease payments (including direct costs and incentives received from the lessor of each contract) are recognized as an operating expense on a straight-line basis over the lease term.

A sale and leaseback transaction involves the sale of an asset and leasing back the same asset.

Gains or losses related to sale-leaseback transactions classified as an operating leases upon the sale are immediately recognized as other (expense) income when it is clear that the transaction was at fair value. If the sale price is below fair value any gain or loss is recognized immediately, except if a loss is compensated by future lease payments at below market price, in which case, it is deferred and amortized in proportion to the lease payments over the contractual lease term.

Gains or losses related to sale-leaseback transactions classified as financial lease upon the sale, are deferred and amortized over the lease term.

Sublease is an operation in which the Company has an original lease of a particular asset that is transferred to a third party generating a new lease under conditions that may be the same or different from the original lease. The original contract lease expense is recognized in the statement of net income under “Aircraft and other rent” and the income from the sublease under “Other revenues”.

In certain circumstances, such as market conditions in which the contracts were negotiated, it may occur that the amount of rental expense paid is higher from the rental income received in the sublease agreement. For contracts in which this situation is identified, the Company records a provision for onerous contracts in accordance with IAS 37—“Provisions, Contingent Liabilities and Contingent Assets”.

Security deposits and maintenance reserves
3.12.	Security deposits and maintenance reserves

a)	Security deposits

Security deposits are guarantee deposits held as collateral related to aircraft lease contracts paid to lessors at the inception of the lease agreement that will be refunded to the Company when the aircraft is returned to the lessor at the end of the lease agreement. Security deposits are denominated in U.S. Dollars and do not bear interest.

b)	Maintenance reserves

Certain master lease agreements provide that we pay maintenance reserves to aircraft lessors to be held as collateral in advance of the performance of major maintenance activities. Maintenance reserve deposits are reimbursable to us upon completion of the maintenance event in an amount equal to the lesser of (1) the amount of the maintenance reserve held by the lessor associated with the specific maintenance event or (2) the qualifying costs related to the specific maintenance event. Substantially all of these maintenance reserve payments are calculated based on a utilization measure, such as flight hours or cycles, and are used solely to collateralize the lessor for maintenance.

At the lease inception and at each statement of financial position date, we assess whether the maintenance reserve payments required by the master lease agreements are expected to be recovered through the performance of qualifying maintenance on the leased assets. Maintenance deposits expected to be recovered from lessors are reflected in security deposits and maintenance reserves in the accompanying statements of financial position. We assess recoverability of amounts currently on deposit with a lessor, by comparing them to the amounts that are expected to be reimbursed at the time of the next maintenance event, and amounts not recoverable are considered maintenance costs.

Provisions
3.13.	Provisions

Provisions are recognized when the Company has a present legal or constructive obligation, as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made.

When the Company expects that some of all of the value of a provision will be reimbursed, in whole or in part, as for example under an insurance contract, the reimbursement is recognized as a separate asset but only when reimbursement is virtually certain. The expense relating to any provision is presented in the statements of net income, net of any reimbursement.

The Company is party in other judicial and administrative proceedings. Provisions are set up for all legal claims related to lawsuits for which it is probable that an outflow of funds will be required to settle the legal claims obligation and a reasonable estimate can be made. The assessment of probability of loss includes assessing the available evidence, the hierarchy of laws, the most recent court decision and their relevance in the legal system, as well as the assessment of legal counsel.

Lease contracts determine in what conditions the Company must return the leased aircraft to the lessor. The Company estimates a provision based on the projected future costs to be incurred to return the asset in an acceptable condition as contractually required, taking into consideration the current fleet and long-term maintenance plans.

Treasury shares
3.14.	Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

Employee benefits
3.15.	Employee benefits

i)	Executive bonus

The Company records a provision for executive bonus, which payment is contingent to meeting predefined goals, and is the related expense is recorded under Salaries, wages and benefits as it is earned.

ii)	Share-based payment

The Company offered its executives remuneration in the form of share-based payments, to be settled with the Company shares, where the Company receives services provided by these professionals in consideration for share options and restricted stock units.

The cost of equity settled awards with employees is measured based on the fair value at the grant date. In order to determine the fair value of share options, the Company uses the Black-Scholes option pricing model (Note 26).

The cost of equity settled awards is recognized in “Salaries, wages, and benefits” together with a corresponding increase in equity, over the period in which performance and/or service conditions are fulfilled, ending on the date the employee acquires the full right to the award (vesting date). The cumulative expense for equity settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and management’s best estimate of the number of equity instruments that will will ultimately vest.

No expense is recognized for awards that do not vest because non-market performance and/or service conditions have not been met. Where awards include market or non-vesting condition, the transactions are treated as vested, regardless of whether the market conditions are met or not, provided that all the other exercise conditions are met.

When the terms of an equity settled award are modified, the minimum expense recognized is that the amount that would have been recognized had the terms not been modified. An additional expense is recognized for any modification that increases the total fair value of the share based payment transaction or those otherwise benefits the employee, as measured at the date of modification.

When an equity settled award is cancelled, it is treated as having vested on the cancellation date and any expense not recognized for the award is immediately recognized. This includes any award in which the non-vesting conditions within the control of the Company or the counterparty are not met. However, if a new plan replaces the plan canceled and designated as a replacement award on the date of grant, the canceled plan and the new plan are treated as if they were a modification to the original plan, as described in the previous paragraph.

The cost of cash-settled transactions is measured initially at fair value at the grant date. This fair value is expensed over the service period with the recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date, with changes in fair value recognized in the statement of the net income for the period in ‘Salaries, wage and benefits’.

Accounts payable-Forfaiting
3.16.	Accounts payable—Forfaiting

In 2018, the Company signed an agreement with financial institutions to allow its suppliers, at their option, to discount the receivables issued by the Company. The original terms of the accounts payable issued by the supplier do not change and any discount charged by the financial institution are born by the supplier and the Company does not receive any benefit from the financial institution. In addition, there is no change in the accounts receivable subordination level in the event of judicial execution. As of December 31, 2018, the balance of accounts payable discounted under such agreement totaled R$162,778.

Revenue from contracts with customers
3.17.	Revenue from contracts with customers

Passenger tickets revenue is recognized upon effective rendering of the transportation service. Travel related services revenue is recognized when the related transportation service is provided and is being classified as passenger revenue as of January 1, 2018. In 2017 and 2016, certain travel related services were recognized when provided and as other revenue Travel related services include baggage fees, administrative charges, upgrades and other travel related charges.

Air traffic liability represent the Company’s liability to provide air transportation in the future as substantially all tickets are sold in advance. All tickets sold at any given point of time have travel dates extending up to twelve months. As a result, the balance of the Company’s air traffic liability represents activity that will be recognized in the next twelve months.

The Company recognizes revenue for tickets and travel related services sold upon the departure of the related scheduled flight and for tickets and travel related services sold that are expected to expire unused (breakage). The Company estimates the value of future refunds and exchanges, net of forfeitures for all unused tickets, once the flight date has already passed. These estimates are based on historical data and experience from past events.

IFRS 15 requires disclosure of quantitative and qualitative information about transaction price allocation to unsatisfied or partially satisfied performance obligations. The Company decided to apply the practical expedient to not disclose such information as the performance obligations are part of contracts with expected duration of one year or less.

Revenue breakdown is as follows:

	For the year ended December 31,
	2018	2017(*)
Operating revenue
Tickets revenue	7,744,031	6,695,340
Travel related services	926,101	704,391

Total passenger revenue	8,670,132	7,399,731
Cargo and other revenue	483,225	373,742

Total revenue	9,153,357	7,773,473

(*)	This column represents December 31, 2017 prepared under IFRS 15 for comparison purposes only.

TudoAzul Program
3.18.	“TudoAzul” Program

Under the “TudoAzul” program customers accrue points based on the amount spent on tickets flown. The amount of points earned depends on TudoAzul membership status, market, flight, day-of-week, advance purchase, booking class and other factors, including promotional campaigns. The Company recognizes revenue on points that are estimated to expire unused. Points in general expire two years after the date earned regardless of activity in the account.

Upon the sale of a ticket, the Company recognizes a portion of the ticket sales as revenue when the transportation service occurs and defers a portion corresponding to the points earned under the TudoAzul Program, in accordance with IFRS 15, Customer Loyalty Programs in the account “Air Traffic Liabilities”.

The Company determines the estimated selling price of the air transportation and points as if each element had been sold on a separate basis and was therefore based on the stand alone selling price.

The Company sell mileage credits to customers and also to business partners, including co-branded credit cards, financial institutions and other businesses. The related revenue is deferred and recognized as passenger revenue when points are redeemed and the related transportation service occurs, based on the weighted average price of the points sold.

Sales of mileage credits are comprised of two components, transportation and marketing. Accordingly, we recognize the marketing component in “other revenue” based on contractual terms.

Points awarded or sold and not used are recorded in “Air traffic liability”. The Company recognizes revenue for points sold and awarded that will never be redeemed by program members. The Company estimates such amounts annually based upon the latest available information regarding redemption and expiration patterns.

Segment information
3.19.	Segment information

IFRS 8 requires that operations are identified by segment based on internal reports that are regularly reviewed by the Company´s chief operating decision maker to allocate funds to segments and assess their performance.

The operations of the Company consist of air transportation services in Brazil. The Company’s management allocates funds based on the consolidated results. The main assets generating revenue of the Company are its aircraft, from which revenue is generated in Brazil. Other revenues are basically derived from cargo operations and all items are directly attributed to air transport services that are recognized in income for the year when the services are rendered.

Based on how the Company manages its business and the way in which fund allocation decisions are taken, the Company has only one operating segment for financial reporting purposes.

New and amended standards and interpretations
3.20.	New and amended standards and interpretations

The Company applied IFRS 15 and IFRS 9 for the first time. The nature and effect of the changes as a result of adoption of these new accounting standards are described below.

Several other amendments and interpretations have been applied for the first time in 2018, but did not have impact in the consolidated financial statements of the Company. The Company has not early adopted any standard, interpretation or amendment that have been issued, but are not yet effective.

IFRS 9 – Financial instruments

In July 2014, the IASB issued the final version of IFRS 9 – Financial Instruments, which superseded IAS 39 – Financial Instruments: Recognition and Measurement. IFRS 9 is applicable for annual periods beginning on or after January 1, 2018 bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

Except for hedge accounting, retrospective application is required, but comparative information is not required. The Company adopted the new standard on January 1, 2018.

The Company has opted not to present comparative information showing retroactively the results from the adoption of IFRS 9.

The effect of adopting IFRS 9 as at 1 January 2018 was immaterial.

Classification and measurement

The new standard establishes new requirements for the classification and measurement of financial assets and liabilities as detailed in note 3.3.

The Company classified its financial assets and liabilities in accordance with the business models established in IFRS 9 and evaluated the contractual terms of those instruments not measured at fair value through profit or loss. As result of the new classification and measurement requirements credit card receivables previously measured at amortized cost are measured at fair value through comprehensive income.

The following table presents for financial assets and liabilities at January 1, 2018 the original measurement category under IAS 39 and the current measurement category under IFRS 9.

	Original under IAS 39	Current under IFRS 9
Measurement category
Assets
Short-term investments	Held for trading	Fair value through profit of loss
Restricted investments	Fair value through profit of loss	Amortized cost
Trade and other receivables	Loans and receivables	Amortized cost except for credit card receivables which are measured at fair value through other comprehensive income

Financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting

Non-current related parties	Loans and receivables	Amortized cost
Long-term investments (TAP Convertible Bond)	Hybrid instrument recorded on its entity at fair value through profit or loss	Fair value through profit of loss
Non-current restricted investments	Fair value through profit of loss	Amortized cost
Security deposits and maintenance reserves	Loans and receivables	Amortized cost

Non-current Financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting
Liabilities
Loans and financings	Amortized cost	Amortized cost
Accounts payable	Amortized cost	Amortized cost

	Original under IAS 39	Current under IFRS 9
Measurement category

Financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting

Non-current loans and financings	Amortized cost	Amortized cost
Non-current accounts payable	Amortized cost	Amortized cost
Non-current financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting

Impairment

As further detailed in Note 3.3 the new impairment model requires the recognition of allowance for credit losses on assets not measured at fair value through profit or loss based on expected credit losses (ECL) rather than only incurred credit losses as was the case under IAS 39.

The estimate of the expected credit loss is based on the Company’s historical credit losses, adjusted for management’s expectations about future economic conditions for the relevant period.

The application of the requirements of impairment under IFRS 9 resulted in an increase in the allowance for doubtful accounts of R$631 at January 1, 2018 and a decrease of R$209 during the year ended December 31, 2018 which corresponds on its entirety to trade receivables (other than credit card receivables) measured at amortized cost.

Hedge accounting

On April 1, 2018, the Company opted to apply the new requirements of IFRS 9 related to hedge accounting. These requirements require that hedge accounting relationships reflects the Company’s risk management objectives and strategies, the effectiveness assessment has a qualitative and forward-looking approach and prohibit voluntary discontinuation of hedge accounting as well.

The new standard allows the designation of net exposure related to group of similar instruments (not permitted on the previous standard IAS 39), separate the forward element of forward contracts as well as the foreign currency basis spread and temporal element of options to be recorded in other comprehensive income (when they are part of a hedge accounting relationship).

IFRS 15 – Revenue from Contracts with Customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue be recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.

The Company adopted IFRS 15 using the modified retrospective method of adoption with the date of initial application of January 1, 2018. Under this method, the standard can be applied either to all contracts at the date of initial application or only to contracts that are not completed at this date. The Company elected to apply the standard to all contracts as at January 1, 2018.

The new standard requires reclassification of ancillary revenues, such as baggage fees, administrative charges, upgrades and other travel related charges that were previously classified in other revenue, to passenger revenue in the amount of R$926,101 for the year ended December 31, 2018. These ancillary fees are directly related to passenger travel and will no longer be considered distinct performance obligations separate from the passenger travel component. In this context, such ancillary revenues, which were previously recognized when sold, are now recognized when transportation is provided.

In addition, the adoption of IFRS 15 slightly increases the rate used to account TudoAzul Program credits in the amount of R$6.994 for the year ended December 31. 2018. We previously analyzed the market prices of airfares offered to travel agencies with high volumes of transactions to establish the selling price of our mileage credits. Considering the application of the new standard, the Company determined the stand alone selling price.

The effect of adopting IFRS 15 as at January 1, 2018 was, as follows:

Increase / (decrease)
Balance Sheet:
Air traffic liability	62,603
Deferred income taxes	(21,284)
Accumulated losses	(41,319)

Below, are the amounts by which each financial statement line item is affected as at and for the year ended December 31, 2018 as a result of the adoption of IFRS 15.

The first column shows amounts prepared under IFRS 15 and the second column shows what the amounts would have been had IFRS 15 not been adopted:

Consolidated statement of net income and balance sheet for the year ended December 31, 2018 as below:

	Amounts prepared under
	IFRS 15	Previous IFRS	Increase/ (decrease)
Consolidated statement of net income
Passenger revenue	8,670,132	7,839,086	831,046
Cargo and other revenue	483,225	1,409,326	(926,101)
Deferred income tax and social contribution	(170,604)	(202,923)	32,319
Net income	420,277	357,540	62,737

	Amounts prepared under
	IFRS 15	Previous IFRS	Increase/ (decrease)
Balance Sheet:
Air traffic liability	1,672,452	1,577,397	95,055
Deferred income taxes	443,894	476,213	(32,319)
Accumulated losses	(836,214)	(773,477)	(62,737)

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Considerations

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the date of the transactions for each payment or receipt of advance consideration. This Interpretation does not have material impact on the Company’s consolidated financial statements.

Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The Company’s accounting policy for cash-settled share based payments is consistent with the approach clarified in the amendments. In addition, the Company has no share-based payment transaction with net settlement features for withholding tax obligations and had not made any modifications to the terms and conditions of its share-based payment transaction. Therefore, these amendments do not have any impact on the Company’s consolidated financial statements.

Standards issued but not yet effective
3.21.	Standards issued but not yet effective

IFRS 16 was issued in January 2016 and it replaces IAS 17, Leases, IFRIC 4, Determining whether an Agreement Contains a Lease, SIC-15, Operating leases-Incentives and SIC-27 – Evaluating the Substance of Transactions in the Legal Form of a Lease.

IFRS 16 establishes the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single model in the balance sheet, similar to accounting for finance leases under IAS 17. The standard includes two practical expedients to the lessees—Leases of ‘low-value’ assets (e.g. personal computers) and short-term leases (i.e. one that does not include a purchase option and has a lease term at commencement date of 12 months or less), the lessee should recognize the lease payments associated with those leases as an expense on either a straight-line basis over the lease term or another systematic basis if that basis is representative of the pattern of the lessee’s benefits, similar to the current accounting for operating leases.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Under IFRS 16, Azul will capitalize the right of use of all aircraft and other assets such as properties, vehicles and equipment currently held under operating leases. Azul will recognize a right-of-use asset representing its right to use the underlying asset and a corresponding lease liability that is initially measured at the present value of the future lease payments representing its obligation to make lease payments. Operating lease expenses will be replaced by a depreciation expense on right-of-use assets recognized and an interest expense as the interest rate implicit in Azul’s lease liabilities. When the interest rate implicit in the lease cannot be readily determined, Azul’s incremental borrowing rate will be used as an alternative.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019.

Transition to IFRS 16

A lessee can apply IFRS 16 either by a full retrospective approach or a modified retrospective approach. Azul will apply the full retrospective transition approach to each prior reporting period presented. Under the full retrospective method the comparative information will be restated.

Azul will elect to use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset is of low value. Azul has leases of certain equipment (i.e., personal computers, printing and photocopying machines as well as communicating equipment) that are considered of low value.

During 2018, Azul has performed a detailed impact assessment of IFRS 16 in its consolidated financial statements. We note that the actual impacts from the adoption of the standard in January 1, 2019 may change if there is a change in certain estimates as a result of ongoing discussions. Given the complexity of the matter, until the initial adoption in 2019 there might be a variation from the amounts bellow are subject to change.

The Company’s aircraft lease rental payments are predominantly denominated in USD. While the Company’s foreign currency cash flow risk for lease rental payments are unchanged, the adoption of IFRS 16 will result in foreign currency denominated lease liabilities recognized on the balance sheet revaluing in response to exchange rate fluctuations in the USD/BRL exchange rate.

The main impacts of IFRS 16 on the consolidated statements of net income and balance sheet for the year ended December 31, 2018 are presented below:

	As reported	IFRS 16 Impact	As adjusted
Consolidated Balance Sheets
Asset
Current assets
Sublease receivable (a)	-	73,671	73,671
Prepaid expenses	163,829	(42,664)	121,165
Non-current assets
Sublease receivable (a)	-	288,067	288,067
Other non-current assets	520,723	(123,325)	397,398
Property, plant and equipment	3,289,219	(1,446,980)	1,842,239
Right of use assets - leased aircraft and other assets	-	4.805.900	4.805.900
Right of use assets - maintenance of leased aircraft	-	622,241	622,241
Liabilities and equity
Current liabilities
Accounts payable	1,166,291	104,473	1,270,764
Current maturities of lease liabilities	176.197	1.078.008	1.254.205
Non-current liabilities
Long-term obligations under lease liabilities	773,694	6.897.134	7.670.828
Other non-current liabilities	321,139	(3,473)	317,666
Deferred income taxes	443,894	(203.033)	240.861
Equity
Other Comprehensive Income	(117.324)	15.705	(101.619)
Accumulated losses	(836,214)	(3.711.904)	(4.548.118)
Consolidated statement of net income
Operating revenue
Cargo and other revenue (a)	483,225	(112,046)	371,179
Operating expense
Aircraft and other rent	(1,509,947)	1.439.335	(70.612)
Maintenance materials and repairs	(504,477)	229,004	(275,473)
Depreciation and amortization	(324,902)	(920.048)	(1.244.950)
Financial result
Financial expense	(410,207)	(571.585)	(981.792)
Foreign currency exchange, net	(194,706)	(1.035.180)	(1.229.886)
Result from related parties transactions, net	342,083	6,187	348,270
Income tax
Deferred income tax (b)	(170.604)	(977)	(171.581)
Net income (loss)	420,277	(965.310)	(545.033)
Basic net income per common share - R$	0.02	(0.04)	(0.02)
Diluted net income per common share - R$	0.02	(0.04)	(0.02)
Basic net income per preferred share - R$	1.24	(2.86)	(1.62)
Diluted net income per preferred share - R$	1.23	(2.82)	(1.59)

(a)

The Company, as a lessor, has reassessed its sublease agreements as finance lease. The leased assets have been derecognized and finance lease asset receivables recognized. This change in accounting changes the timing of recognition of the related revenue (recognized as finance income).

(b)	Deferred tax assets are recognized only to the extend that recovery is probable.

IFRIC 23 – Uncertainty over income tax treatments

The Interpretation IFRIC 23 addresses the he application of requirements in IAS 12 “Income Taxes” when there is uncertainty over the acceptance of income tax treatments by the tax authority.

The interpretation clarifies that, if it is not probable that the tax authority will accept the income tax treatments, the amounts of tax assets and liabilities shall be adjusted to reflect the best resolution of the uncertainty.

IFRIC 23 will be effective for annual periods beginning on or after January 1, 2019, and the Company established processes and procedures to obtain information that is necessary to apply the Interpretation on a timely basis and did not identify significant impacts from the adoption of this standard.